Provisions and Contingent Provisions (Details) - Schedule of Provisions for Contingent Loan Risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	$ 21,105	$ 44,997
Transfers from stage 1 to stage 2	4,973	2,914
Transfers from stage 1 to stage 3	642	1,099
Transfers from stage 2 to stage 3	4,244	5,036
Transfers from stage 2 to stage 1	(5,942)	(7,395)
Transfers from stage 3 to stage 2	2,896	(2,857)
Transfers from stage 3 to stage 1	0	(210)
Net changes of the exposure and modifications in credit risk	(9,529)	(22,478)
Write-off	0	0
Other adjustments	0	(1)
ECL allowance, ending balance	18,389	21,105
Stage 1
Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	10,949	26,316
Transfers from stage 1 to stage 2	(1,207)	(2,645)
Transfers from stage 1 to stage 3	(43)	(142)
Transfers from stage 2 to stage 3	0	0
Transfers from stage 2 to stage 1	1,058	1,858
Transfers from stage 3 to stage 2	0	0
Transfers from stage 3 to stage 1	0	3
Net changes of the exposure and modifications in credit risk	(2,498)	(14,442)
Write-off	0	0
Other adjustments	0	1
ECL allowance, ending balance	8,259	10,949
Stage 2
Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	3,420	8,789
Transfers from stage 1 to stage 2	6,180	5,559
Transfers from stage 1 to stage 3	0	0
Transfers from stage 2 to stage 3	(1,342)	(2,471)
Transfers from stage 2 to stage 1	(7,000)	(9,253)
Transfers from stage 3 to stage 2	4,447	2,187
Transfers from stage 3 to stage 1	0	0
Net changes of the exposure and modifications in credit risk	(1,362)	(1,389)
Write-off	0	0
Other adjustments	0	(2)
ECL allowance, ending balance	4,343	3,420
Stage 3
Schedule of Provisions for Contingent Loan Risk [Line Items]
ECL allowance, beginning balance	6,736	9,892
Transfers from stage 1 to stage 2	0	0
Transfers from stage 1 to stage 3	685	1,241
Transfers from stage 2 to stage 3	5,586	7,507
Transfers from stage 2 to stage 1	0	0
Transfers from stage 3 to stage 2	(1,551)	(5,044)
Transfers from stage 3 to stage 1	0	(213)
Net changes of the exposure and modifications in credit risk	(5,669)	(6,647)
Write-off	0	0
Other adjustments	0	0
ECL allowance, ending balance	$ 5,787	$ 6,736